United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-2782

(Investment Company Act File Number)

Federated Hermes High Income Bond Fund, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/21

Date of Reporting Period: Six months ended 9/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2020

Share Class | Ticker	A | FHIIX	B | FHBBX	C | FHICX
	Institutional | FHISX	R6 | FHBRX

Federated Hermes High Income Bond Fund, Inc.
(formerly, Federated High Income Bond Fund, Inc.)
Fund Established 1977

IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

J. Christopher
Donahue
President
Federated Hermes High Income Bond Fund, Inc.
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2020 through September 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At September 30, 2020, the Fund’s index composition1 was as follows:
Index Classification	Percentage of Total Net Assets
Health Care	8.8%
Cable Satellite	8.1%
Midstream	7.6%
Technology	6.9%
Media Entertainment	6.6%
Packaging	6.2%
Independent Energy	4.9%
Automotive	4.9%
Insurance - P&C	4.3%
Gaming	3.5%
Other[2]	34.6%
Cash Equivalents[3]	3.8%
Other Assets and Liabilities - Net[4]	(0.2)%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2%
Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the
BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2020 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS— 96.0%
	Aerospace/Defense— 1.5%
$ 1,800,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$1,889,649
725,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	729,531
400,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	399,500
1,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	1,974,882
400,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	403,210
2,475,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	2,383,301
900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	936,000
	TOTAL	8,716,073
	Automotive— 4.9%
2,200,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	2,099,625
200,000	Adient US LLC, 144A, 7.000%, 5/15/2026	214,524
100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	110,438
1,525,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	1,478,297
100,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	105,407
1,750,000	Dana Financing Lux Sarl, 144A, 6.500%, 6/1/2026	1,830,719
775,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	794,859
450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	440,550
1,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	1,101,980
875,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	878,828
1,825,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	1,826,323
900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	876,937
1,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	1,188,183
1,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	1,228,719
1,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	1,183,062
1,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	1,161,562
775,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	767,250
175,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	165,813
700,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	681,317
375,000	IAA Spinco, Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	391,172
725,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	767,003
625,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	667,850
1,525,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	1,622,508
1,425,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	1,426,753
4,225,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	4,390,409
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Automotive— continued
$ 1,950,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	$1,980,040
	TOTAL	29,380,128
	Building Materials— 2.3%
525,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	534,418
2,775,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	2,884,266
2,775,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	2,816,070
275,000	Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	278,609
500,000	Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	523,030
2,200,000	Pisces Midco, Inc., Sec. Fac. Bond, 144A, 8.000%, 4/15/2026	2,315,500
1,025,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	1,013,592
550,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	564,740
2,850,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	2,972,279
	TOTAL	13,902,504
	Cable Satellite— 8.1%
1,725,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	1,827,422
425,000	CCO Holdings LLC/Cap Corp., 144A, 5.375%, 5/1/2025	437,750
1,700,000	CCO Holdings LLC/Cap Corp., 144A, 5.750%, 2/15/2026	1,770,125
975,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	1,017,807
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	934,155
2,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	2,785,945
1,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	1,696,000
1,700,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,788,825
1,550,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	1,633,010
625,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	678,056
1,175,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	1,234,807
750,000	CSC Holdings LLC, 144A, 5.500%, 5/15/2026	780,938
575,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	557,463
450,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	459,113
1,350,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	1,358,255
2,325,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,449,620
1,900,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	2,021,533
825,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	921,422
875,000	CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	967,851
925,000	CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	993,797
2,825,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	2,913,281
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Cable Satellite— continued
$ 575,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	$632,859
200,000		DISH Network Corp., Sr. Unsecd. Note, 144A, 7.375%, 7/1/2028	206,250
950,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	948,575
850,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	550,290
325,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	213,395
1,150,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	724,500
450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	455,344
1,725,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	1,769,919
1,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	1,838,234
900,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	969,368
3,400,000		Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	3,582,750
600,000		Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	597,750
400,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	411,376
1,600,000		Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	1,720,064
525,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	536,484
2,405,000		Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	2,523,675
1,725,000		Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	1,787,531
		TOTAL	48,695,539
		Chemicals— 2.7%
825,000		Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	834,195
2,100,000		Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	2,139,375
300,000		Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	308,625
2,225,000		Compass Minerals International, Inc., 144A, 4.875%, 7/15/2024	2,278,077
625,000		Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	676,056
1,025,000		Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,007,703
1,600,000		Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	1,607,760
500,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	536,875
3,025,000		Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	3,074,156
500,000		PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	516,198
2,650,000		Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	2,813,333
625,000		WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	646,609
		TOTAL	16,438,962
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Construction Machinery— 0.6%
$ 650,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	$665,438
950,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	998,687
550,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	601,219
200,000	United Rentals North America, Inc., Term Loan - 2nd Lien, 3.875%, 11/15/2027	206,250
525,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	533,859
600,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	632,919
	TOTAL	3,638,372
	Consumer Cyclical Services— 1.8%
800,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	853,000
4,600,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	5,005,996
550,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	554,125
525,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	547,462
3,579,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	3,763,999
300,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	312,937
	TOTAL	11,037,519
	Consumer Products— 1.2%
600,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	632,169
925,000	Energizer Holdings, Inc., Sec. Fac. Bond, 144A, 6.375%, 7/15/2026	995,138
1,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	1,392,188
525,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	544,005
350,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 7.750%, 1/15/2027	383,031
300,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	310,500
2,625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	2,695,547
	TOTAL	6,952,578
	Diversified Manufacturing— 1.3%
350,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	371,548
2,800,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	2,881,676
325,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	348,907
450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	490,781
1,200,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	1,316,496
1,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	1,102,503
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,491,687
	TOTAL	8,003,598
	Environmental— 0.2%
1,425,000	Tervita Escrow Corp., 144A, 7.625%, 12/1/2021	1,304,324
	Finance Companies— 2.0%
250,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	235,103
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Finance Companies— continued
$ 1,925,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	$1,918,994
275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	275,516
1,050,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,064,437
600,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	622,125
525,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	531,885
825,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	819,328
1,250,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	1,237,500
3,850,000	Quicken Loans, Inc., 144A, 5.750%, 5/1/2025	3,965,500
1,175,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	1,240,254
	TOTAL	11,910,642
	Food & Beverage— 2.1%
1,500,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	1,513,717
425,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	432,183
1,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	1,955,484
275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	282,838
1,475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	1,518,761
250,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	270,469
150,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	156,656
750,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	772,500
950,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	975,398
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	1,060,940
3,000,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	3,162,195
400,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	403,620
	TOTAL	12,504,761
	Gaming— 3.5%
200,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	219,506
1,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	1,032,475
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	964,387
925,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	957,199
200,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	206,500
1,175,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	1,226,412
1,325,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	1,406,229
900,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	871,934
100,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	106,278
175,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	188,836
225,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co- Issuer, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	229,725
700,000	MGM Resorts International, 6.000%, 3/15/2023	727,496
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Gaming— continued
$ 479,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	$477,503
567,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	593,312
903,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	948,760
950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	997,125
2,125,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,993,516
3,025,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	3,219,734
550,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	509,781
2,100,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	2,069,392
100,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.500%, 2/15/2025	99,188
150,000	VICI Properties LP/VICI Note Co., Inc., 144A, 3.750%, 2/15/2027	147,750
850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	855,291
1,125,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	1,151,016
	TOTAL	21,199,345
	Health Care— 8.8%
200,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	202,250
175,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	180,318
1,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	1,134,962
2,375,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	2,446,001
2,100,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/15/2023	2,107,654
1,875,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	1,947,656
800,000	Avantor, Inc., 144A, 6.000%, 10/1/2024	837,000
300,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	315,354
575,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	606,625
2,000,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,957,500
350,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	339,430
700,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	688,021
600,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	598,125
2,850,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	2,832,472
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,335,250
1,900,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	1,938,468
2,000,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,192,970
900,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	996,188
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Health Care— continued
$ 1,325,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	$1,518,086
250,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	291,676
1,525,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	1,596,484
700,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	735,375
675,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	712,125
500,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	501,875
2,225,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	2,369,625
1,325,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	1,376,317
4,050,000	MPH Acquisition Holdings LLC, 144A, 7.125%, 6/1/2024	4,166,437
1,600,000	Polaris Intermediate Corp., Sr. Unsecd. Note, 144A, 8.500%, 12/1/2022	1,630,000
2,825,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	1,949,250
50,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	51,813
375,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	395,556
700,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	725,242
100,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	101,030
775,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	787,586
600,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	618,660
175,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	188,810
2,300,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	2,305,175
1,125,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	1,128,938
250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	243,906
700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	735,700
2,050,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	2,113,909
450,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	472,977
3,200,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	3,271,328
	TOTAL	52,644,124
	Health Insurance— 1.7%
775,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2025	806,388
1,750,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	1,849,260
675,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	717,053
725,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	739,500
950,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	977,597
550,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	565,978
575,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	597,462
1,650,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	1,730,429
1,800,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	1,943,919
	TOTAL	9,927,586
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— 4.9%
$ 1,100,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	$689,562
300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	217,875
250,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	238,750
325,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	307,734
925,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 10.000%, 4/1/2022	913,437
375,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	287,813
750,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	585,795
1,585,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	456,678
475,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	118,066
575,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	185,791
850,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	232,598
1,050,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	430,925
1,889,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	258,302
625,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	24,219
775,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	671,406
2,150,000		Crownrock LP/Crownrock F, 144A, 5.625%, 10/15/2025	2,031,750
150,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	149,156
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	604,125
600,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	617,436
1,525,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, 144A, 8.000%, 11/29/2024	2,288
1,050,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	1,165,337
450,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	532,269
350,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	218,094
825,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	506,257
500,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	314,063
175,000	[3]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	108,248
950,000		Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series WI, 5.875%, 5/1/2026	948,067
1,350,000	[1,2]	Oasis Petroleum, Inc., 6.875%, 1/15/2023	317,250
50,000	[1,2]	Oasis Petroleum, Inc., 6.875%, 3/15/2022	11,844
875,000	[1,2]	Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/1/2026	209,479
1,125,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	956,587
325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	258,375
1,050,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	873,469
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	338,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Independent Energy— continued
$ 1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	$924,234
800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	562,240
725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	665,793
1,100,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	937,084
975,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	901,266
675,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	680,471
1,225,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	1,264,047
450,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 8/15/2025	446,625
300,000		Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, 144A, 5.625%, 10/15/2027	299,063
625,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	596,875
850,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	794,750
875,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	638,203
625,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	356,250
375,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 9.250%, 2/1/2026	385,958
1,275,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,154,002
281,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	267,477
1,100,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	591,250
250,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	113,411
50,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	22,355
425,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	190,638
450,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	437,580
650,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2025	3,656
675,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	667,808
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	432,093
425,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	440,672
100,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	104,627
		TOTAL	29,660,223
		Industrial - Other— 0.4%
275,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	282,817
700,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	728,893
200,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	211,750
1,325,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	1,379,510
		TOTAL	2,602,970
		Insurance - P&C— 4.3%
2,575,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	2,705,836
3,225,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	3,462,231
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Insurance - P&C— continued
$ 1,100,000	Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500%, 1/15/2027	$1,116,500
2,550,000	AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	2,605,246
950,000	GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	1,009,969
7,050,000	Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	7,312,648
175,000	NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	186,265
3,850,000	NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	3,896,585
3,400,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	3,453,091
	TOTAL	25,748,371
	Leisure— 0.6%
225,000	SeaWorld Parks & Entertainment, Inc., 144A, 9.500%, 8/1/2025	232,870
2,400,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	2,278,920
200,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	213,125
925,000	Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	821,109
	TOTAL	3,546,024
	Lodging— 0.5%
75,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	77,984
325,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	344,297
1,600,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	1,647,696
625,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	645,112
525,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	510,234
	TOTAL	3,225,323
	Media Entertainment— 6.6%
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	1,371,640
1,325,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	1,356,469
1,850,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	1,550,531
750,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	696,064
1,225,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	869,646
2,100,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	1,094,625
1,350,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	1,179,306
150,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	162,808
375,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.125%, 10/15/2024	383,203
2,325,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	2,416,547
400,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	377,655
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Media Entertainment— continued
$ 625,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	$610,431
369,700	iHeartCommunications, Inc., 6.375%, 5/1/2026	385,837
3,037,269	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	2,997,223
425,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 4.875%, 1/15/2029	443,063
1,525,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	1,545,252
250,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	257,969
1,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	1,852,480
1,125,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	1,150,312
2,200,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	2,311,133
2,400,000	Nielsen Finance LLC/Nielsen Finance Co., 144A, 5.000%, 4/15/2022	2,408,400
500,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	509,063
550,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	566,500
625,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	648,047
1,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	1,111,187
1,775,000	Sinclair Television Group, 144A, 5.625%, 8/1/2024	1,769,453
175,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	162,785
1,775,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	1,754,694
1,825,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	1,789,047
225,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	230,333
1,850,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	1,828,614
3,425,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	3,457,109
325,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	335,660
	TOTAL	39,583,086
	Metals & Mining— 1.4%
1,675,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	1,676,918
975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	989,016
625,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	647,394
1,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	1,053,225
400,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	418,816
650,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	698,223
900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	997,312
275,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2023	280,308
1,775,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	1,809,506
	TOTAL	8,570,718
	Midstream— 7.6%
150,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	161,537
625,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	686,191
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Midstream— continued
$ 2,225,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	$2,450,938
2,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	1,814,780
1,475,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	1,224,250
1,525,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	1,307,687
475,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	454,516
1,250,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	1,207,812
2,300,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	2,355,200
500,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	520,850
525,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	539,170
850,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	873,906
2,350,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	2,387,741
1,075,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	1,141,043
675,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	696,937
1,225,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	1,236,245
725,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	683,990
1,000,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	998,650
750,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	736,406
2,000,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	1,980,000
225,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	232,943
675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	678,061
425,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	442,000
650,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	656,435
1,100,000	Suburban Propane Partners LP, 5.500%, 6/1/2024	1,110,323
2,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	2,567,187
2,275,000	Summit Midstream Holdings LLC, 5.500%, 8/15/2022	1,600,497
1,550,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	890,428
525,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	526,213
600,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	615,636
550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	533,665
1,400,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,394,316
1,900,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	1,857,250
500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	500,308
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Midstream— continued
$ 500,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.250%, 5/1/2023	$500,153
1,650,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	1,663,093
725,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	745,717
400,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	418,000
675,000		TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	701,028
450,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	453,510
625,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	590,625
125,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	121,875
2,950,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	2,389,500
475,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	407,016
225,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	186,750
475,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	463,719
		TOTAL	45,704,097
		Oil Field Services— 1.4%
525,000		Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	496,125
2,025,000		Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	1,949,488
725,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	359,781
250,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	121,094
600,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	388,044
175,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	117,797
725,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	553,266
900,000	[4]	Sesi LLC, 7.125%, 12/15/2021	225,000
2,225,000	[4]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	556,250
1,450,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	580,000
1,475,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	1,465,132
1,675,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	1,663,484
		TOTAL	8,475,461
		Packaging— 6.2%
3,100,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	3,087,755
725,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	739,500
1,275,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	1,300,500
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Packaging— continued
$ 1,425,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	$1,481,002
1,500,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	1,485,000
1,300,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	1,364,733
900,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	945,563
1,300,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	1,306,500
4,300,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	4,052,750
1,075,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	1,119,140
3,875,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	3,884,687
2,425,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	2,455,312
1,050,000	Owens-Brockway Glass Container, Inc., 144A, 5.375%, 1/15/2025	1,111,577
1,025,000	Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	1,078,813
1,100,000	Owens-Brockway Glass Container, Inc., 144A, 6.375%, 8/15/2025	1,202,437
300,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	325,500
1,321,000	Reynolds Group Issuer, Inc./LLC/LU, 144A, 7.000%, 7/15/2024	1,344,778
2,375,000	Reynolds Group Issuer, Inc./LLC/LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	2,393,287
775,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	811,658
300,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2025	333,938
1,725,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	1,705,413
1,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	1,117,253
425,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	441,139
1,800,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	1,944,000
	TOTAL	37,032,235
	Paper— 0.7%
2,625,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	2,759,479
275,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	277,234
300,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	300,720
525,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	570,182
	TOTAL	3,907,615
	Pharmaceuticals— 3.0%
650,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	666,088
425,000	Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	451,828
600,000	Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	621,600
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Pharmaceuticals— continued
$ 1,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	$1,094,062
83,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2023	82,948
63,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2023	62,734
3,375,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	3,458,531
675,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	695,250
1,575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,697,748
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	1,622,743
1,475,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	1,608,192
575,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	633,248
250,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	251,608
1,792,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 144A, 6.000%, 6/30/2028	1,318,912
804,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	841,687
925,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	954,258
725,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	757,625
3,550,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	896,375
2,350,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	596,313
		TOTAL	18,311,750
		Restaurant— 2.0%
925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	944,878
4,250,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 5.000%, 10/15/2025	4,364,984
350,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	356,808
2,925,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	2,954,864
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	377,781
925,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.000%, 6/1/2024	950,137
1,475,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	1,536,212
125,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	138,281
275,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	275,516
		TOTAL	11,899,461
		Retailers— 0.4%
1,200,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	1,256,028
865,158	[5]	Party City Holdings, Inc., Series 144A, 5.750% (3-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	648,868
300,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	314,813
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Retailers— continued
$ 175,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	$183,094
	TOTAL	2,402,803
	Supermarkets— 0.8%
525,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	522,281
875,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	850,937
350,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	374,217
575,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	631,876
2,320,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	2,401,652
	TOTAL	4,780,963
	Technology— 6.9%
1,150,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	1,220,788
625,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	661,563
700,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	708,750
350,000	BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	356,781
775,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	773,547
650,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	712,969
3,325,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	3,462,322
1,000,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.000%, 9/30/2023	1,003,725
250,000	Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	258,281
125,000	Financial & Risk US Holdings, Inc., 144A, 6.250%, 5/15/2026	133,672
3,750,000	Financial & Risk US Holdings, Inc., Sr. Unsecd. Note, 144A, 8.250%, 11/15/2026	4,115,625
400,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	405,370
175,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	183,566
2,850,000	JDA Escrow LLC/JDA Bond Finance, Inc., 144A, 7.375%, 10/15/2024	2,903,138
1,225,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	1,245,672
900,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	934,820
1,050,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	1,050,656
1,375,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	1,377,578
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	183,360
300,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	317,493
175,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	193,747
1,300,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	1,374,750
500,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	507,975
600,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	618,168
375,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	386,138
450,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	458,550
800,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	851,376
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS— continued
	Technology— continued
$ 225,000	Qorvo, Inc., Sr. Unsecd. Note, 5.500%, 7/15/2026	$239,013
250,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	254,253
525,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	552,578
400,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	430,750
450,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	472,219
125,000	Sensata Technologies, Inc., 144A, 3.750%, 2/15/2031	124,531
2,650,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	2,819,521
450,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	484,166
2,010,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	2,280,978
4,800,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	4,907,928
1,475,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	1,509,876
825,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	851,813
	TOTAL	41,328,006
	Transportation Services— 0.3%
650,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	626,844
1,125,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	1,153,125
	TOTAL	1,779,969
	Utility - Electric— 2.9%
1,075,000	Calpine Corp., 144A, 4.500%, 2/15/2028	1,102,757
300,000	Calpine Corp., 144A, 5.250%, 6/1/2026	312,584
325,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	325,203
350,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	357,411
725,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	751,401
300,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	314,310
3,075,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	3,246,047
750,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	817,361
850,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	900,116
975,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	1,039,491
575,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	621,359
425,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	441,734
225,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	231,138
900,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	958,239
2,275,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	2,494,651
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS— continued
		Utility - Electric— continued
$ 1,050,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	$1,103,813
700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	731,500
1,700,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	1,796,322
		TOTAL	17,545,437
		Wireless Communications— 2.4%
4,175,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	4,379,366
1,250,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,559,013
1,000,000		Sprint Corp., 7.125%, 6/15/2024	1,151,870
3,025,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	3,544,922
125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	129,034
350,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	374,847
1,700,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	1,742,474
425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	454,708
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	967,781
		TOTAL	14,304,015
		TOTAL CORPORATE BONDS (IDENTIFIED COST $587,782,860)	576,664,582
		COMMON STOCKS— 0.2%
		Chemicals— 0.1%
35,727	[2]	Hexion Holdings Corp.	366,202
		Independent Energy— 0.1%
33,117	[2]	Whiting Petroleum Corp.	572,593
		Media Entertainment— 0.0%
25,586	[2]	iHeartMedia, Inc.	207,758
		Retailers— 0.0%
88,038	[2]	Party City Holdco, Inc.	228,899
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,996,574)	1,375,452
		FLOATING RATE LOAN— 0.2%
		Health Care— 0.2%
$ 1,309,718	[5]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025 (IDENTIFIED COST $2,280,021)	884,060
		INVESTMENT COMPANY— 3.8%
22,788,906		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.15%[6] (IDENTIFIED COST $22,805,544)	22,800,300
		TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $616,864,999)[7]	601,724,394
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[8]	(1,288,582)
		TOTAL NET ASSETS—100%	$600,435,812
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended September 30, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$20,428,191
Purchases at Cost	$80,156,531
Proceeds from Sales	$(77,807,342)
Change in Unrealized Appreciation/Depreciation	$15,024
Net Realized Gain/(Loss)	$7,896
Value as of 9/30/2020	$22,800,300
Shares Held as of 9/30/2020	22,788,906
Dividend Income	$38,024

1	Issuer in default.
2	Non-income-producing security.
3	The company filed for Chapter 11 on 11/14/2020.
4	The company announced it intends to restructure through a Chapter 11 filing.
5	Floating/variable note with current rate and current maturity or next reset date shown.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $617,792,566.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$576,664,582	$—	$576,664,582
Floating Rate Loan	—	884,060	—	884,060
Equity Securities:
Common Stocks
Domestic	1,375,452	—	—	1,375,452
Investment Company	22,800,300	—	—	22,800,300
TOTAL SECURITIES	$24,175,752	$577,548,642	$—	$601,724,394

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.54	$7.38	$7.39	$7.59	$7.06	$7.65
Income From Investment Operations:
Net investment income[1]	0.18	0.38	0.39	0.39	0.38	0.39
Net realized and unrealized gain (loss)	0.74	(0.82)	(0.00)[2]	(0.19)	0.53	(0.57)
Total From Investment Operations	0.92	(0.44)	0.39	0.20	0.91	(0.18)
Less Distributions:
Distributions from net investment income	(0.19)	(0.40)	(0.40)	(0.40)	(0.38)	(0.41)
Redemption fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.27	$6.54	$7.38	$7.39	$7.59	$7.06
Total Return[3]	14.19%	(6.52)%	5.50%	2.63%	13.23%	(2.42)%
Ratios to Average Net Assets:
Net expenses[4]	0.89%[5]	0.89%	0.89%	0.89%	1.14%	1.24%
Net investment income	5.18%[5]	5.14%	5.34%	5.16%	5.14%	5.34%
Expense waiver/reimbursement[6]	0.11%[5]	0.10%	0.10%	0.10%	0.04%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$402,496	$350,673	$418,481	$457,942	$626,760	$609,393
Portfolio turnover	19%	26%	19%	23%	34%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.52	$7.36	$7.38	$7.58	$7.04	$7.64
Income From Investment Operations:
Net investment income[1]	0.15	0.32	0.33	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.74	(0.83)	(0.01)	(0.19)	0.55	(0.58)
Total From Investment Operations	0.89	(0.51)	0.32	0.14	0.87	(0.25)
Less Distributions:
Distributions from net investment income	(0.16)	(0.33)	(0.34)	(0.34)	(0.33)	(0.35)
Redemption fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.25	$6.52	$7.36	$7.38	$7.58	$7.04
Total Return[3]	13.75%	(7.32)%	4.51%	1.78%	12.53%	(3.28)%
Ratios to Average Net Assets:
Net expenses[4]	1.75%[5]	1.74%	1.73%	1.74%	1.92%	1.99%
Net investment income	4.36%[5]	4.29%	4.49%	4.30%	4.36%	4.58%
Expense waiver/reimbursement[6]	0.07%[5]	0.04%	0.04%	0.03%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,263	$9,361	$15,682	$23,665	$34,013	$36,968
Portfolio turnover	19%	26%	19%	23%	34%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.52	$7.36	$7.37	$7.57	$7.04	$7.64
Income From Investment Operations:
Net investment income[1]	0.15	0.32	0.33	0.33	0.32	0.33
Net realized and unrealized gain (loss)	0.73	(0.82)	(0.00)[2]	(0.19)	0.54	(0.58)
Total From Investment Operations	0.88	(0.50)	0.33	0.14	0.86	(0.25)
Less Distributions:
Distributions from net investment income	(0.16)	(0.34)	(0.34)	(0.34)	(0.33)	(0.35)
Redemption fees	—	—	—	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$7.24	$6.52	$7.36	$7.37	$7.57	$7.04
Total Return[3]	13.62%	(7.30)%	4.66%	1.81%	12.40%	(3.28)%
Ratios to Average Net Assets:
Net expenses[4]	1.71%[5]	1.71%	1.71%	1.70%	1.91%	1.99%
Net investment income	4.37%[5]	4.32%	4.50%	4.34%	4.37%	4.59%
Expense waiver/reimbursement[6]	0.06%[5]	0.04%	0.04%	0.03%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$50,921	$51,588	$67,721	$119,868	$148,083	$149,649
Portfolio turnover	19%	26%	19%	23%	34%	23%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,			Period Ended 3/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$6.54	$7.37	$7.39	$7.59	$7.55
Income From Investment Operations:
Net investment income[2]	0.19	0.40	0.41	0.41	0.07
Net realized and unrealized gain (loss)	0.73	(0.82)	(0.01)	(0.19)	0.03
Total From Investment Operations	0.92	(0.42)	0.40	0.22	0.10
Less Distributions:
Distributions from net investment income	(0.20)	(0.41)	(0.42)	(0.42)	(0.06)
Redemption Fees	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.26	$6.54	$7.37	$7.39	$7.59
Total Return[4]	14.18%	(6.15)%	5.62%	2.90%	1.37%
Ratios to Average Net Assets:
Net expenses[5]	0.64%[6]	0.64%	0.64%	0.64%	0.64%[6]
Net investment income	5.43%[6]	5.38%	5.59%	5.35%	5.35%[6]
Expense waiver/reimbursement[7]	0.12%[6]	0.11%	0.12%	0.09%	0.10%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$87,077	$74,375	$96,041	$53,084	$13,971
Portfolio turnover	19%	26%	19%	23%	34%[8]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 9/30/2020	Year Ended March 31,			Period Ended 3/31/2017[1]
		2020	2019	2018
Net Asset Value, Beginning of Period	$6.54	$7.38	$7.39	$7.60	$7.55
Income From Investment Operations:
Net investment income[2]	0.19	0.40	0.41	0.41	0.07
Net realized and unrealized gain (loss)	0.73	(0.82)	(0.00)[3]	(0.20)	0.04
Total From Investment Operations	0.92	(0.42)	0.41	0.21	0.11
Less Distributions:
Distributions from net investment income	(0.20)	(0.42)	(0.42)	(0.42)	(0.06)
Redemption Fees	—	—	—	0.00[3]	—
Net Asset Value, End of Period	$7.26	$6.54	$7.38	$7.39	$7.60
Total Return[4]	14.18%	(6.27)%	5.78%	2.72%	1.46%
Ratios to Average Net Assets:
Net expenses[5]	0.63%[6]	0.63%	0.63%	0.63%	0.63%[6]
Net investment income	5.44%[6]	5.40%	5.59%	5.33%	5.36%[6]
Expense waiver/reimbursement[7]	0.05%[6]	0.04%	0.04%	0.03%	0.06%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,680	$47,053	$53,574	$54,262	$0[8]
Portfolio turnover	19%	26%	19%	23%	34%[9]

1	Reflects operations for the period from January 27, 2017 (date of initial investment) to March 31, 2017.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Represents less than $1,000.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities September 30, 2020 (unaudited)

Assets:
Investment in securities, at value including $22,800,300 of investments in an affiliated holding* (identified cost $616,864,999)	$601,724,394
Income receivable	9,054,144
Income receivable from an affiliated holding	2,553
Receivable for investments sold	203,688
Receivable for shares sold	265,153
Total Assets	611,249,932
Liabilities:
Payable for investments purchased	10,117,030
Payable for shares redeemed	381,875
Payable for investment adviser fee (Note 5)	7,382
Payable for administrative fee (Note 5)	1,278
Payable for distribution services fee (Note 5)	36,320
Payable for other service fees (Notes 2 and 5)	140,981
Accrued expenses (Note 5)	129,254
Total Liabilities	10,814,120
Net assets for 82,655,963 shares outstanding	$600,435,812
Net Assets Consist of:
Paid-in capital	$652,508,623
Total distributable earnings (loss)	(52,072,811)
Total Net Assets	$600,435,812
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($402,495,702 ÷ 55,381,493 shares outstanding), $0.001 par value, 750,000,000 shares authorized	$7.27
Offering price per share (100/95.50 of $7.27)	$7.61
Redemption proceeds per share	$7.27
Class B Shares:
Net asset value per share ($7,262,856 ÷ 1,002,262 shares outstanding), $0.001 par value, 100,000,000 shares authorized	$7.25
Offering price per share	$7.25
Redemption proceeds per share (94.50/100 of $7.25)	$6.85
Class C Shares:
Net asset value per share ($50,920,888 ÷ 7,028,531 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$7.24
Offering price per share	$7.24
Redemption proceeds per share (99.00/100 of $7.24)	$7.17
Institutional Shares:
Net asset value per share ($87,076,766 ÷ 11,992,429 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.26
Offering price per share	$7.26
Redemption proceeds per share	$7.26
Class R6 Shares:
Net asset value per share ($52,679,600 ÷ 7,251,248 shares outstanding), $0.001 par value, 4,000,000,000 shares authorized	$7.26
Offering price per share	$7.26
Redemption proceeds per share	$7.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations Six Months Ended September 30, 2020 (unaudited)

Investment Income:
Interest	$16,723,224
Dividends received from an affiliated holding*	38,024
TOTAL INCOME	16,761,248
Expenses:
Investment adviser fee (Note 5)	1,458,565
Administrative fee (Note 5)	230,538
Custodian fees	15,918
Transfer agent fees (Note 2)	281,385
Directors’/Trustees’ fees (Note 5)	4,930
Auditing fees	18,401
Legal fees	4,577
Portfolio accounting fees	89,101
Distribution services fee (Note 5)	231,073
Other service fees (Notes 2 and 5)	562,556
Share registration costs	50,278
Printing and postage	32,228
Taxes	150
Miscellaneous (Note 5)	19,468
TOTAL EXPENSES	2,999,168
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(149,836)
Reimbursement of other operating expenses (Notes 2 and 5)	(151,900)
TOTAL WAIVER AND REIMBURSEMENTS	(301,736)
Net expenses	2,697,432
Net investment income	14,063,816
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments (including net realized gain of $7,896 on sales of investments in an affiliated holding*)	(1,101,009)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $15,024 on investments in an affiliated holding*)	62,070,113
Net realized and unrealized gain (loss) on investments	60,969,104
Change in net assets resulting from operations	$75,032,920

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 9/30/2020	Year Ended 3/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$14,063,816	$32,704,211
Net realized loss	(1,101,009)	(1,078,603)
Net change in unrealized appreciation/depreciation	62,070,113	(68,616,600)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	75,032,920	(36,990,992)
Distributions to Shareholders:
Class A Shares	(10,443,848)	(22,175,054)
Class B Shares	(193,064)	(599,381)
Class C Shares	(1,218,382)	(2,827,591)
Institutional Shares	(2,348,855)	(5,416,469)
Class R6 Shares	(1,352,119)	(3,182,641)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(15,556,268)	(34,201,136)
Share Transactions:
Proceeds from sale of shares	66,355,380	122,410,393
Net asset value of shares issued to shareholders in payment of distributions declared	14,399,101	31,676,279
Cost of shares redeemed	(72,845,336)	(201,343,840)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,909,145	(47,257,168)
Change in net assets	67,385,797	(118,449,296)
Net Assets:
Beginning of period	533,050,015	651,499,311
End of period	$600,435,812	$533,050,015
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2020 (unaudited)
1. ORGANIZATION
Federated Hermes High Income Bond Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income.
Prior to June 29, 2020, the name of the Fund was Federated High Income Bond Fund, Inc.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures
Semi-Annual Shareholder Report

described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
Semi-Annual Shareholder Report

■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/
Semi-Annual Shareholder Report

accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $301,736 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$193,634	$(120,338)
Class B Shares	6,918	(858)
Class C Shares	29,659	(1,297)
Institutional Shares	44,752	(29,407)
Class R6 Shares	6,422	—
TOTAL	$281,385	$(151,900)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares, Class B Shares and Class C Shares financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended September 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$485,532
Class B Shares	10,577
Class C Shares	66,447
TOTAL	$562,556
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America , the state of Maryland and the Commonwealth of Pennsylvania.
Semi-Annual Shareholder Report

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize share activity:
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,844,394	$33,972,326	6,730,182	$49,821,196
Shares issued to shareholders in payment of distributions declared	1,342,765	9,501,059	2,722,144	20,108,109
Shares redeemed	(4,406,651)	(31,124,752)	(12,552,481)	(91,729,340)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,780,508	$12,348,633	(3,100,155)	$(21,800,035)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	3,852	$27,506	28,306	$211,458
Shares issued to shareholders in payment of distributions declared	26,077	183,363	77,629	572,224
Shares redeemed	(462,656)	(3,249,237)	(801,490)	(5,881,542)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(432,727)	$(3,038,368)	(695,555)	$(5,097,860)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	592,349	$4,177,581	1,519,051	$11,207,661
Shares issued to shareholders in payment of distributions declared	165,093	1,163,235	362,268	2,669,227
Shares redeemed	(1,637,928)	(11,630,630)	(3,174,898)	(23,211,247)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(880,486)	$(6,289,814)	(1,293,579)	$(9,334,359)
	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,861,361	$19,740,864	4,824,623	$35,628,668
Shares issued to shareholders in payment of distributions declared	311,559	2,202,392	697,833	5,149,697
Shares redeemed	(2,559,056)	(17,721,188)	(7,167,363)	(52,077,178)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	613,864	$4,222,068	(1,644,907)	$(11,298,813)
Semi-Annual Shareholder Report

	Six Months Ended 9/30/2020		Year Ended 3/31/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,181,423	$8,437,103	3,473,823	$25,541,410
Shares issued to shareholders in payment of distributions declared	190,793	1,349,052	430,485	3,177,022
Shares redeemed	(1,315,904)	(9,119,529)	(3,970,773)	(28,444,533)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	56,312	$666,626	(66,465)	$273,899
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,137,471	$7,909,145	(6,800,661)	$(47,257,168)
4. FEDERAL TAX INFORMATION
At September 30, 2020, the cost of investments for federal tax purposes was $617,792,566. The net unrealized depreciation of investments for federal tax purposes was $16,068,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,373,330 and net unrealized depreciation from investments for those securities having an excess of cost over value of $35,441,502.
As of March 31, 2020, the Fund had a capital loss carryforward of $34,875,007 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses, retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$34,875,007	$34,875,007
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended September 30, 2020, the Adviser voluntarily waived $142,087 of its fee and voluntarily reimbursed $151,900 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2020, the Adviser reimbursed $7,749.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$31,731
Class C Shares	199,342
TOTAL	$231,073
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2020, FSC retained $64,711 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2020, FSC retained $19,634 in sales charges from the sale of Class A Shares. FSC also retained $350, $4,859 and $3,079 of CDSC relating to redemptions of Class A Shares, Class B Shares and Class C Shares, respectively.
Other Service Fees
For the six months ended September 30, 2020, FSSC received $55,757 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares, Class B Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.89%, 1.75%, 1.71%, 0.64% and 0.63% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Interfund Transactions
During the six months ended September 30, 2020, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act and amounted to $1,653,594. Net realized gain recognized on these transactions was $82,784.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2020, were as follows:
Purchases	$121,219,685
Sales	$106,811,038
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2020, the Fund had no outstanding loans. During the six months ended September 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2020, there were no outstanding loans. During the six months ended September 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2020 to September 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2020	Ending Account Value 9/30/2020	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,141.90	$4.78
Class B Shares	$1,000	$1,137.50	$9.38
Class C Shares	$1,000	$1,136.20	$9.16
Institutional Shares	$1,000	$1,141.80	$3.44
Class R6 Shares	$1,000	$1,141.80	$3.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.61	$4.51
Class B Shares	$1,000	$1,016.29	$8.85
Class C Shares	$1,000	$1,016.50	$8.64
Institutional Shares	$1,000	$1,021.86	$3.24
Class R6 Shares	$1,000	$1,021.91	$3.19

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.89%
Class B Shares	1.75%
Class C Shares	1.71%
Institutional Shares	0.64%
Class R6 Shares	0.63%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated High Income Bond Fund, Inc. (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES HIGH INCOME BOND FUND, INC.)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
Semi-Annual Shareholder Report

throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Semi-Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year, three-year and five-year periods ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Semi-Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
The Board considered the CCO’s view that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to
Semi-Annual Shareholder Report

Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the
Semi-Annual Shareholder Report

Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
Semi-Annual Shareholder Report

In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program– Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes High Income Bond Fund, Inc. (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”) has adopted and implemented a liquidity risk management program (the “Program”) for the Fund. The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on December 1, 2018 through March 31, 2020 (the “Period”). The Report
Semi-Annual Shareholder Report

addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed line of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
  IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes High Income Bond Fund, Inc.
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314195108
CUSIP 314195207
CUSIP 314195306
CUSIP 314195405
CUSIP 314195504
8110103 (11/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes High Income Bond Fund, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 20, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 20, 2020